Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-78264

                              EXCELSIOR FUNDS TRUST
                     Enhanced Tax Managed International Fund

Supplement dated October 9, 2003, to the Shares class Prospectus dated September 30, 2003.

This Prospectus relates to the Shares class of the Equity Income Fund and the Enhanced Tax Managed International Fund. Shares of the Enhanced Tax Managed International Fund are not currently being offered for sale to the public.